Partners’ Capital - Nonvested Rollforward (Details) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Long Term Incentive Program	Dec. 31, 2012 Long Term Incentive Program	Jun. 30, 2013 Restricted Stock and Restricted Stock Units	Dec. 31, 2012 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2011 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2010 2006 Incentive Plan Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Balance (in shares)	2,900,000	0	376,500	616,500
Granted (in shares)	0	2,900,000	410,500	711,500
Vested (in shares)	(2,380,700)	0	(62,500)	(875,000)
Forfeited (in shares)	0	0	0	(76,500)
Balance (in shares)	519,300	2,900,000	724,500	376,500	616,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Balance, Weighted Average Grant Date Fair Value (usd per share)	$ 6.25	$ 0.00	$ 9.98	$ 10.00
Granted, Weighted Average Grant Date Fair Value (usd per share)	$ 0.00	$ 6.25	$ 10.51	$ 9.98	$ 10.00	$ 10.00
Vested, Weighted Average Grant Date Fair Value (usd per share)	$ 5.56	$ 0.00	$ 10.03	$ 9.99
Forfeited, Weighted Average Grant Date Fair Value (usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 10.00
Balance, Weighted Average Grant Date Fair Value (usd per share)	$ 9.41	$ 6.25	$ 10.28	$ 9.98	$ 10.00